Restatement of Previously Issued Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restatement of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements

Note 15. Restatement of Previously Issued Financial Statements

Subsequent to the issuance of our Annual Report on Form 10-K for the year ended December 31, 2023, and our subsequent retention of BPM LLP to replace BF Borgers CPA PC as our independent registered public accounting firm, management became aware of various adjustments to be recorded to our consolidated financial statements. Accordingly, on September 11, 2024, we filed Amendment 1 to our Annual Report on Form 10-K for the year ended December 31, 2023 (the “2023 Amendment”), amending our consolidated balance sheets as of December 31, 2023 and 2022, and amending our consolidated statements of operations, our consolidated statements of stockholders’ equity, and our consolidated statements of cash flows for the years ended December 31, 2023 and 2022, primarily with regard to the purchase accounting of the QPhoton Merger, stock-based compensation accounting, financing costs, and other matters. The restated consolidated financial statements in the 2023 Amendment also reflect the correction of certain previously-identified errors and out-of-period adjustments that were deemed immaterial to the annual or interim period in which they were recorded and have been restated in the 2023 Amendment to properly reflect the corrections in the appropriate periods.

In this Quarterly Report on Form 10-Q for the nine months ended September 30, 2024, we amended our consolidated statements of operations, our consolidated statements of stockholders’ equity, and our consolidated statements of cash flows for the nine months ended September 30, 2023, which restate and revise items in line with the disclosures and reclassifications discussed in the 2023 Amendment. The aggregate impact of these errors on our condensed consolidated statements of operations for the three and nine months ended September 30, 2023, is a decrease in net loss of approximately $1.4 million and $1.0 million, respectively. The estimated aggregate impact of these errors on the Company’s condensed consolidated balance sheet for the nine months ended September 30, 2023, is (i) decreased intangible and goodwill assets of $8.6 million; (ii) materially unchanged and increased liabilities of approximately $500 thousand; and (iii) decreased stockholder’s equity of approximately $9.1 million.

Note 3 – Restatement of Previously Issued Financial Statements

Subsequent to the issuance of our Original Form 10-K and our subsequent retention of BPM to replace BF Borgers as our independent registered public accounting firm, management became aware of various adjustments to be recorded to our consolidated financial statements. Accordingly, our consolidated balance sheets as of December 31, 2023 and 2022, and our consolidated statements of operations, consolidated statements of stockholders’ equity, and our consolidated statements of cash flows for the years ended December 31, 2023 and 2022, have been restated for various errors, omissions, reclassifications or changes to accounting policy made primarily with regard to the purchase accounting of the QPhoton Merger, stock-based compensation accounting, financing costs, and other matters further described below. The restated consolidated financial statements also reflect the correction of certain previously-identified errors and out-of-period adjustments that were deemed immaterial to the annual or interim period in which they were recorded and have now been restated to properly reflect the corrections in the appropriate periods.

Disclosures

In Note 1, we expanded disclosures (i) for risks and uncertainties, valuation of goodwill, impairment of long-lived assets, income taxes, and net loss and (ii) to clearly indicate that depreciation and amortization expenses are included in cost of revenue, but that the amounts are not material.

In Note 2, we expanded and revised disclosures (i) to clarify (a) that software development costs incurred subsequent to the establishment of technological feasibility for software intended to be sold, licensed or otherwise marketed to customers will be capitalized, but development costs not meeting the criteria for capitalization are expensed as incurred, (b) that with respect to internal use software, the Company will capitalize such development costs incurred during the application development stage, and (c) that through December 31, 2023, the Company has not incurred any material capitalizable development costs, (ii) to appropriately detail the methodology and computation of basic and diluted loss per share and (iii) to reflect the Company’s change in accounting policy election for stock based compensation to no longer estimate forfeitures, but rather to account for forfeitures as they occur.

In Note 3, we explained the drivers of the restatements of the Previously Issued Financial Statements.

In Note 12, we clarified the basis for calculating the number of reported warrants to purchase shares of the Company’s common stock issued in connection with the QPhoton Merger.

In Note 14, we expanded the disclosure to clarify that the interest rates implicit in our leases are not readily determinable and therefore that is the basis for using our incremental borrowing rate as the discount rate for our leases.

Reclassifications

We have made certain reclassifications. In the Consolidated Statements of Operations and Consolidated Statements of Cash Flows, we reclassified certain ATM facility-related financing fees and Series A Preferred Stock dividends, which were each previously presented as Interest Expense in Other Income and Expense and have been reclassified as direct deductions to equity and shown as cash used for financing activities. We additionally revised the presentation of operating expenses to classify expenses as (1) Research and Development, (2) Sales and Marketing, and (3) General and Administrative, as compared to previously-reported categories that included (1) Salaries and Benefits, (2) Professional Services, (3) Research & Development, (4) Stock Based Compensation, and (5) Selling General & Administrative. For the Consolidated Balance Sheets, we made certain reclassifications related to (1) right-of-use assets and operating liabilities and (2) other current liabilities for litigation reserves.

Adjustments

The following is a description of the areas in which the errors were identified and for which we made correcting adjustments to our consolidated financial statements.

(1) QPhoton purchase accounting – We adjusted the final purchase price accounting for identifiable intangibles and the value attributable to the QPhoton Warrants, as defined below, including associated mark-to-market quarterly adjustments.

(2) Stock-based compensation – We adjusted expenses and prior period retained earnings to reflect the change in our accounting policy election to account for forfeitures as they occur, as well as to refine assumptions used in calculating the fair value. We also ensured all such expenditures were accrued and accounted for in the appropriate periods based on vesting schedules and underlying agreements.

(3) Debt issuance costs – We corrected errors to appropriately accrete issuance costs for the Streeterville Unsecured Note, as defined below, over the life of the loan.

(4) Uncollectable reserve – We identified a reserve for collection risk related to notes receivable.

(5) Accrued Expenses – We identified and corrected errors to record liabilities for performance-based bonus expenditures and state franchise fees to reflect the expenses in the appropriate period.

(6) Financing Expenditures – We corrected the presentation of Series A Preferred Stock dividends and ATM proceeds and adjusted the valuation of the Series A convertible preferred stock warrants.

(7) Other - We corrected certain classifications, previously identified errors and out of period adjustments that were deemed immaterial to the annual or interim period in which they were recorded and restated prior periods to reflect these corrections in the appropriate periods.

The following table presents the effect of the aforementioned adjustments on our Consolidated Balance Sheets as of December 31, 2023 and 2022 and indicates the category of the adjustments by reference to the above descriptions of the errors for which we made corrections:

	Year Ended December 31, 2023
	As Previously		Description of
	Reported	Adjustments	Adjustments	As restated
Assets
Current assets
Cash and cash equivalents	$2,059	$-		$2,059
Accounts receivable	65	-		65
Inventory	73	-		73
Loans receivable, net of provision for credit losses	557	(278)	(4)	279
Prepaid expenses and other current assets	427	(247)	(7)	180
Total current assets	3,181	(525)		2,656
Property and equipment, net	2,870	-		2,870
Operating lease right-of-use assets	800	251	(7)	1,051
Intangible Assets, net	11,388	688	(1)	12,076
Goodwill	60,360	(4,787)	(1)	55,573
Other non-current assets	129	-		129
Total assets	$78,728	$(4,373)		$74,355

Liabilities and Stockholders’ Equity
Current liabilities
Accounts payable	$1,462	$-		$1,462
Accrued expenses	411	228	(2)(5)	639
Financial liabilities, current, net of issuance costs	2,496	(571)	(3)	1,925
Other current liabilities	250	536	(7)	786
Total current liabilities	4,619	193		4,812
Operating lease liabilities	840	-		840
Total liabilities	5,459	193		5,652

Stockholders’ equity
Preferred stock	-	-		-
Common stock	8	-		8
Additional paid-in capital	222,980	(22,345)	(1)(2)(6)(7)	200,635
Accumulated deficit	(149,719)	17,779	(1)(2)(3)(4)(5)(6)(7)	(131,940)
Total stockholders’ equity	73,269	(4,566)		68,703
Total liabilities and stockholders’ equity	$78,728	$(4,373)		$74,355

	Year Ended December 31, 2022
	As Previously		Description of
	Reported	Adjustments	Adjustments	As restated
Assets
Current assets
Cash and cash equivalents	$5,308	$-		$5,308
Accounts receivable	13	-		13
Prepaid expenses and other current assets	408	(279)	(7)	129
Total current assets	5,729	(279)		5,450
Property and equipment, net	975	-		975
Operating lease right-of-use assets	1,187	86	(7)	1,273
Intangible assets, net	22,224	(7,044)	(1)	15,180
Goodwill	59,126	(3,553)	(1)	55,573
Other non-current assets	60	-		60
Total assets	$89,301	$(10,790)		$78,511

Liabilities and Stockholders’ Equity
Current liabilities
Accounts payable	$872	$-		$872
Accrued expenses	3,780	(819)	(2)(5)	2,961
Financial liabilities, current	536	(536)	(7)	-
Other current liabilities	132	628	(6)(7)	760
Total current liabilities	5,320	(727)		4,593
Financial liabilities, net of issuance costs	7,858	(670)	(3)	7,188
Warrant liability	-	528	(1)	528
Operating lease liabilities	1,226	(148)	(7)	1,078
Total liabilities	14,404	(1,017)		13,387

Stockholders’ equity
Preferred stock	-	-		-
Common stock	6	-		6
Additional paid-in capital	194,879	(25,704)	(1)(2)(6)(7)	169,175
Accumulated deficit	(119,988)	15,931	(1)(2)(3)(4)(5)(6)(7)	(104,057)
Total stockholders’ equity	74,897	(9,773)		65,124
Total liabilities and stockholders’ equity	$89,301	$(10,790)		$78,511

The following tables present the effect of the aforementioned reclassifications and adjustments on our consolidated statements of operations for the years ended December 31, 2023 and 2022 and indicate the category of the adjustments by reference to the above descriptions of the errors for which we made corrections:

	Year Ended December 31, 2023
	As Previously		Description of
	Reported	Adjustments	Adjustments	As restated
Total revenue	$358	$-		$358
Cost of revenue	196	-		196
Gross profit	162	-		162
Operating expenses	27,384	(979)	(2)(5)	26,405
Loss from operations	(27,222)	979		(26,243)
Non-operating income (expense)
Interest and other income	295	-		295
Interest expense, net	(2,804)	1,202	(3)(6)	(1,602)
Change in value of warrant liability	-	528	(1)	528
Loss before income tax provision	(29,731)	2,709		(27,022)
Income tax provision	-	-		-
Net loss	(29,731)	2,709		(27,022)
Less: Series A convertible preferred stock dividends	-	(861)	(6)	(861)
Net loss available to common stockholders	$(29,731)	$1,848		$(27,883)

Loss per share – basic and diluted	$(0.38)	$(0.04)		$(0.42)
Weighted average shares used in computing net loss per common share – basic and dilutive	77,451	(10,840)		66,611

	Year Ended December 31, 2022
	As Previously		Description of
	Reported	Adjustments	Adjustments		As restated
Total revenue	$136	$-			$136
Cost of revenue	61	-			61
Gross profit	75	-			75
Operating expenses	36,654	(7,934)	(2	)(5)	28,720
Loss from operations	(36,579)	7,934			(28,645)
Non-operating income (expense)
Interest and other income	47	-			47
Interest expense, net	(2,062)	1,290	(3	)(6)	(772)
Change in value of warrant liability	-	3,392	(1)		3,392
Loss before income tax provision	(38,594)	12,616			(25,978)
Income tax provision	-	-			-
Net loss	(38,594)	12,616			(25,978)
Less: Series A convertible preferred stock dividends	-	(889)	(6)		(889)
Net loss available to common stockholders	$(38,594)	$11,727			$(26,867)

Loss per share – basic and diluted	$(0.69)	$(0.04)			$(0.73)
Weighted average shares used in computing net loss per common share – basic and dilutive	55,963	(19,283)			36,680

The following tables present the effect of the aforementioned adjustments on our consolidated statements of cash flows for the years ended December 31, 2023 and 2022 and indicate the category of the adjustments by reference to the above descriptions of the errors for which we made corrections:

	Year Ended December 31, 2023
	As Previously		Description of
	Reported	Adjustments	Adjustments	As restated
Cash flows from operating activities:
Net loss	$(29,731)	2,709		(27,022)
Adjustments to reconcile net loss to net cash from operations
Depreciation and intangibles amortization	1,958	1,349	(1)	3,307
Amortization of issuance costs	-	925	(3)	925
Change in fair value of warrant liabilities	-	(528)	(1)	(528)
Provision for credit losses	-	279	(4)	279
Other recognized losses (gains)	4	1	(7)	5
Stock-based compensation expense	8,723	(4,452)	(2)	4,271
Stock-based compensation expense for services	-	284	(2)	284
Changes in operating assets and liabilities
Accounts receivable	(52)	-		(52)
Inventory	(70)	-		(70)
Prepaid expenses and other current assets	(78)	(32)	(7)	(110)
Other non-current assets	318	(165)	(7)	153
Accounts payable	583	13		596
Accrued expenses and other current liabilities	(985)	1,095	(2)(7)	110
Other long-term liabilities	(611)	148	(7)	(463)
Net cash used in operating activities	(19,941)	1,626		(18,315)

Cash flows from investing activities:
Purchase of property and equipment	(2,118)	(6)	(7)	(2,112)
Issuance of loan receivable	(500)	-		(500)
Net cash used in investing activities	(2,618)	(6)		(2,612)

Cash flows from financing activities:
Payments of financial liabilities, net of interest	(6,187)	-		(6,187)
Series A Preferred dividend payments	-	(865)	(6)	(865)
Proceeds from stock issuance related to ATM facility	25,496	(766)	(6)	24,730
Net cash provided by financing activities	19,309	(1,631)		17,678

Net decrease in cash	(3,249)	-		(3,249)
Cash and cash equivalents, beginning of period	5,308	-		5,308
Cash and cash equivalents, end of period	$2,059	$-		$2,059

	Year Ended December 31, 2022
	As Previously		Description of
	Reported	Adjustments	Adjustments	As restated
Cash flows from operating activities:
Net loss	$(38,594)	12,616		(25,978)
Adjustments to reconcile net loss to net cash from operations
Depreciation and amortization	3,433	(1,570)	(1)	1,863
Amortization of issuance costs	-	547	(3)	547
Change in fair value of warrant liabilities	-	(3,392)	(1)	(3,392)
Other recognized losses (gains)	-	78	(7)	78
Stock-based compensation expense	17,761	(8,438)	(2)	9,323
Stock-based compensation expense for services	-	2,350	(2)	2,350
Changes in operating assets and liabilities
Accounts receivable	(13)	-		(13)
Prepaid expenses and other current assets	92	(237)	(7)	(145)
Other non-current assets	(1,128)	(86)	(7)	(1,214)
Accounts payable	219	-		219
Accrued expenses and other current liabilities	(462)	143	(2)(7)	(319)
Other long-term liabilities	1,451	(148)	(7)	1,303
Net cash used in operating activities	(17,241)	1,863		(15,378)

Cash flows from investing activities:
Purchase of property and equipment	(870)	-		(870)
Net cash used for QPhoton, Inc. Merger	(1,356)	-		(1,356)
Net cash used in investing activities	(2,226)	-		(2,226)

Cash flows from financing activities:
Proceeds raised from financial liabilities, net of issuance costs	8,036	(1,076)	(3)	6,960
Series A Preferred dividend payments	-	(787)	(6)	(787)
Net cash provided by financing activities	8,036	(1,863)		6,173

Net decrease in cash	(11,431)	-		(11,431)
Cash and cash equivalents, beginning of period	16,739	-		16,739
Cash and cash equivalents, end of period	$5,308	$-		$5,308